Segment Information - Net sales from external customers (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Information
Services	$ 72,737,313	$ 70,408,764	$ 72,915,848
Royalties	12,600,061	8,533,751	8,526,197
Goods	1,163,836	2,133,122	2,317,315
Leases	14,781,123	13,198,598	12,528,003
Total revenue	$ 101,282,333	$ 94,274,235	$ 96,287,363